Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,185	$ 6,760	$ 309,881
Prepaid expenses and other assets	20,250	833	25,000
Total current assets	21,435	7,593	334,881
Restricted cash		161,449	213,182
Cash and investment held in Trust Account	12,230,126	23,769,229	79,645,156
TOTAL ASSETS	12,251,561	23,938,271	80,193,219
Current liabilities
Accounts payable and accrued expenses	2,772,502	2,846,126	1,818,627
Due to affiliates	383,663	293,663	205,663
Franchise tax payable	28,427	80,000	163,384
Income taxes payable	70,828		180,688
Excise tax payable	705,718	583,520
Total current liabilities		6,648,780	3,913,899
Deferred underwriting fee payable	2,704,690	2,704,690	2,704,690
TOTAL LIABILITIES	10,254,878	9,353,470	6,618,589
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption	12,130,098	23,850,678	79,514,266
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Common stock, value	228	228	228
Additional Paid in Capital
Accumulated deficit	(10,133,643)	(9,266,105)	(5,939,864)
TOTAL STOCKHOLDERS’ DEFICIT	(10,133,415)	(9,265,877)	(5,939,636)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	12,251,561	23,938,271	80,193,219
Related Party
Current liabilities
Convertible promissory notes and working capital loans – related party		2,845,471	$ 1,545,537
Convertible promissory notes – related party	2,296,371	2,296,371
Working capital loans – related party	1,292,679	549,100
Total current liabilities	$ 7,550,188	$ 6,648,780